Stockholders' Equity - Shares of Common Stock Available for Future Issuance under Stock Option Plans (Detail) - shares	Jan. 31, 2016	Jan. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	26,258,798	29,458,361
Restricted stock awards and units and performance stock units outstanding	21,294,585
Stock available for future grant	46,879,908	30,789,538
Convertible senior notes	17,308,880
Warrants (in shares)	17,308,880
Total shares available for future grant	135,895,847
2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock available for future grant	46,233,360
2014 Inducement Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock available for future grant	646,548
2004 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock available for future grant	6,844,796